CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Operating revenue:
Total operating revenue	$ 1,104,923	¥ 7,596,896	¥ 5,582,189	¥ 4,338,686
Operating cost:
Cost of sales (including cost of goods purchased from a related party of RMB658,898, RMB530,605 and RMB614,766 for the years ended December 31, 2016, 2017 and 2018, respectively)	(354,972)	(2,440,613)	(2,634,142)	(2,894,025)
Funding cost	(130,613)	(898,028)	(792,170)	(491,695)
Processing and servicing cost	(47,125)	(324,005)	(223,916)	(114,323)
Provision for credit losses of financing receivables	(128,581)	(884,056)	(611,869)	(236,611)
Provision for credit losses of contract assets and service fees receivable	(5,564)	(38,254)
Total operating cost	(666,855)	(4,584,956)	(4,262,097)	(3,736,654)
Gross profit	438,068	3,011,940	1,320,092	602,032
Operating expenses:
Sales and marketing expenses	(85,809)	(589,983)	(405,505)	(376,313)
Research and development expenses	(46,566)	(320,165)	(235,292)	(127,317)
General and administrative expenses	(40,704)	(279,859)	(203,635)	(87,364)
Total operating expenses	(173,079)	(1,190,007)	(844,432)	(590,994)
Gain on guarantee liabilities, net	15,754	108,316
Interest expense, net	(3,354)	(23,059)	(75,517)	(48,343)
Investment-related impairment	(2,213)	(15,215)	(932)	(5,635)
Investment income	2,728	18,753
Change in fair value of financial guarantee derivatives, net	28,656	197,027	47,355	(5,942)
Others, net	258	1,773	28,013	(10,799)
(Loss)/income before income tax expense	306,818	2,109,528	474,579	(59,681)
Income tax expense	(19,231)	(132,222)	(234,227)	(58,258)
Net (loss)/income	287,587	1,977,306	240,352	(117,939)
Pre-IPO Preferred Shares redemption value accretion			(82,117)	(62,299)
Income allocation to participating Pre-IPO Preferred Shares			(132,241)
Deemed dividend to a preferred shareholder				(42,679)
Net (loss)/income attributable to ordinary shareholders	$ 287,587	¥ 1,977,306	¥ 25,994	¥ (222,917)
Net (loss)/income per ordinary share/ADS
Diluted (per share) | ¥ / shares		¥ 5.45	¥ 0.18	¥ (2.01)
Weighted average number of ordinary shares outstanding
Basic (in shares) | shares	337,883,964	337,883,964	113,620,774	110,647,199
Diluted (in shares) | shares	362,762,561	362,762,561	140,852,401	110,647,199
Share-based compensation expenses included in:
Share-based compensation expenses		¥ 122,636	¥ 75,736	¥ 23,999
Processing and servicing cost
Share-based compensation expenses included in:
Share-based compensation expenses	$ 1,180	8,111	5,916	1,067
Sales and marketing expenses
Share-based compensation expenses included in:
Share-based compensation expenses	2,650	18,223	6,611	4,009
Research and development expenses
Share-based compensation expenses included in:
Share-based compensation expenses	4,824	33,169	17,089	9,068
General and administrative expenses
Share-based compensation expenses included in:
Share-based compensation expenses	9,183	63,133	46,120	9,855
Online direct sales and services income
Operating revenue:
Total operating revenue	378,241	2,600,594	2,566,933	2,775,694
Online direct sales
Operating revenue:
Total operating revenue	348,583	2,396,680	2,534,983	2,770,634
Services and others
Operating revenue:
Total operating revenue	29,658	203,914	31,950	5,060
Financial service income
Operating revenue:
Total operating revenue	726,682	4,996,302	3,015,256	1,562,992
Interest and financial services income
Operating revenue:
Total operating revenue	398,901	2,742,643	2,443,761	1,373,559
Loan facilitation and servicing fees
Operating revenue:
Total operating revenue	301,915	2,075,817	378,892	54,201
Other revenue
Operating revenue:
Total operating revenue	$ 25,866	¥ 177,842	¥ 192,603	¥ 135,232
Ordinary shares
Net (loss)/income per ordinary share/ADS
Basic (per share) | (per share)	$ 0.85	¥ 5.85	¥ 0.23	¥ (2.01)
Diluted (per share) | (per share)	0.79	5.45	0.18	(2.01)
ADS
Net (loss)/income per ordinary share/ADS
Basic (per share) | (per share)	1.70	11.70	0.46	(4.03)
Diluted (per share) | (per share)	$ 1.59	¥ 10.90	¥ 0.37	¥ (4.03)